Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies [Abstract]
Purchase obligations
	2016	2017	2018	2019	Total
Drillships building contracts	$413,000	157,200	464,000	495,800	$1,530,000
Total obligations	$413,000	157,200	464,000	495,800	$1,530,000